INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 31,743	$ 14,466	$ 7,955
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical income tax expense	$ 8,412	$ 3,833	$ 1,989
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(771)	(143)	4
Deferred taxes on losses for which valuation allowance was provided, net	(1,713)	834	(91)
Non-deductible expenses	2,295	1,165	251
Increase in other uncertain tax positions-net	8	19	175
Tax adjustment in respect of different tax rate	(2,303)	(838)	(979)
Other	21	(358)	(29)
Income tax expense (benefit)	$ 5,949	$ 4,512	$ 1,320